Fair value measurements - Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016		Mar. 31, 2015
Assets:
Derivative assets		¥ 37,697,000		¥ 42,100,000
Netting	[1],[2]	(36,325,000)		(40,514,000)
Collateralized agreements		15,077,660		16,719,520
Other assets		974,511		822,566
Liabilities:
Derivative liabilities	[3]	37,503,000		41,785,000
Netting	[1],[2],[4]	(36,456,000)		(40,460,000)
Short-term borrowings		330,816		189,018
Collateralized financing		16,605,591		15,379,803
Long-term borrowings		2,703,816		2,578,489
Recurring
Assets:
Trading assets and private equity investments	[5]	15,038,000		15,723,000
Derivative assets	[6]	1,372,000		1,586,000
Netting	[2]	(36,325,000)		(40,514,000)
Subtotal, Assets		16,410,000		17,309,000
Loans and receivables	[7]	303,000		319,000
Collateralized agreements	[8]	1,099,000		1,530,000
Total Assets		19,292,000		20,633,000
Liabilities:
Trading liabilities		6,449,000		8,735,000
Derivative liabilities		1,050,000		1,309,000
Netting	[2]	(36,456,000)		(40,460,000)
Subtotal, Liabilities		7,499,000		10,044,000
Short-term borrowings	[9]	331,000		189,000
Payables and deposits	[10]	0		0
Collateralized financing	[8]	571,000		983,000
Long-term borrowings	[9],[11],[12]	2,701,000		2,601,000
Other liabilities	[13]	263,000		204,000
Total Liabilities		11,365,000		14,021,000
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	1,859,000		2,456,000
Liabilities:
Trading liabilities		1,137,000		1,092,000
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]	31,000		49,000
Recurring | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]	2,973,000		2,233,000
Liabilities:
Trading liabilities		1,746,000		3,117,000
Recurring | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	215,000		277,000
Liabilities:
Trading liabilities		9,000
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	5,060,000		5,359,000
Liabilities:
Trading liabilities		2,950,000		4,059,000
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]	1,168,000		1,953,000
Recurring | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		522,000		379,000
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	61,000		115,000
Liabilities:
Trading liabilities		0
Recurring | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	3,074,000		2,497,000
Liabilities:
Trading liabilities		3,000		1,000
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]	38,000		13,000
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]	90,000		199,000
Liabilities:
Trading liabilities	[15]	2,000		3,000
Recurring | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	469,000		572,000
Liabilities:
Trading liabilities		80,000		84,000
Recurring | Equity contracts [Member]
Assets:
Derivative assets	[6]	1,285,000		1,747,000
Liabilities:
Derivative liabilities	[6]	1,541,000		1,983,000
Recurring | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	28,825,000		31,665,000
Liabilities:
Derivative liabilities	[6]	28,497,000		31,675,000
Recurring | Credit contracts [Member]
Assets:
Derivative assets	[6]	679,000		1,111,000
Liabilities:
Derivative liabilities	[6]	806,000		1,118,000
Recurring | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	6,907,000		7,577,000
Liabilities:
Derivative liabilities	[6]	6,654,000		6,992,000
Recurring | Commodity contracts [Member]
Assets:
Derivative assets	[6]	1,000		0
Liabilities:
Derivative liabilities	[6]	8,000		1,000
Recurring | Non-trading debt securities [Member]
Assets:
Other assets		871,000		948,000
Recurring | Other [Member]
Assets:
Other assets	[14]	609,000		527,000
Recurring | Level 1 [Member]
Assets:
Trading assets and private equity investments	[5]	8,034,000		8,353,000
Derivative assets	[6]	¥ 18,000		¥ 28,000
Netting
Subtotal, Assets		¥ 8,052,000		¥ 8,381,000
Loans and receivables
Collateralized agreements
Total Assets		¥ 8,815,000		¥ 9,065,000
Liabilities:
Trading liabilities		5,135,000		7,383,000
Derivative liabilities		¥ 22,000		¥ 29,000
Netting
Subtotal, Liabilities		¥ 5,157,000		¥ 7,412,000
Short-term borrowings		¥ 1,000
Payables and deposits
Collateralized financing
Long-term borrowings	[9],[11],[12]	¥ 105,000		¥ 80,000
Other liabilities	[13]	150,000		96,000
Total Liabilities		5,413,000		7,588,000
Recurring | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	1,032,000		1,707,000
Liabilities:
Trading liabilities		¥ 1,108,000		¥ 1,027,000
Recurring | Level 1 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 2,973,000		¥ 2,233,000
Liabilities:
Trading liabilities		¥ 1,746,000		¥ 3,117,000
Recurring | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 3,673,000		¥ 3,965,000
Liabilities:
Trading liabilities		¥ 2,203,000		¥ 3,155,000
Recurring | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 356,000		¥ 448,000
Liabilities:
Trading liabilities		78,000		84,000
Recurring | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6]	5,000		7,000
Liabilities:
Derivative liabilities	[6]	5,000		18,000
Recurring | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	11,000		16,000
Liabilities:
Derivative liabilities	[6]	8,000		8,000
Recurring | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6]	1,000		5,000
Liabilities:
Derivative liabilities	[6]	1,000		¥ 2,000
Recurring | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets		0	[6]
Liabilities:
Derivative liabilities		0	[6]
Recurring | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6]	1,000		¥ 0
Liabilities:
Derivative liabilities	[6]	8,000		1,000
Recurring | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		337,000		342,000
Recurring | Level 1 [Member] | Other [Member]
Assets:
Other assets	[14]	426,000		342,000
Recurring | Level 2 [Member]
Assets:
Trading assets and private equity investments	[5]	6,742,000		7,077,000
Derivative assets	[6]	¥ 37,452,000		¥ 41,837,000
Netting
Subtotal, Assets		¥ 44,194,000		¥ 48,914,000
Loans and receivables	[7]	277,000		304,000
Collateralized agreements	[8]	1,099,000		1,530,000
Total Assets		46,226,000		51,482,000
Liabilities:
Trading liabilities		1,311,000		1,349,000
Derivative liabilities		¥ 37,271,000		¥ 41,476,000
Netting
Subtotal, Liabilities		¥ 38,582,000		¥ 42,825,000
Short-term borrowings	[9]	309,000		188,000
Payables and deposits	[10]	0		0
Collateralized financing	[8]	571,000		983,000
Long-term borrowings	[9],[11],[12]	2,265,000		1,996,000
Other liabilities	[13]	111,000		108,000
Total Liabilities		41,838,000		46,100,000
Recurring | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	783,000		710,000
Liabilities:
Trading liabilities		¥ 29,000		62,000
Recurring | Level 2 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments				¥ 0	[5],[14]
Recurring | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 215,000		¥ 277,000
Liabilities:
Trading liabilities		9,000
Recurring | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	1,383,000		1,391,000
Liabilities:
Trading liabilities		747,000		904,000
Recurring | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]	1,061,000		1,786,000
Recurring | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		519,000		379,000
Recurring | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	44,000		113,000
Liabilities:
Trading liabilities		0
Recurring | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	3,065,000		2,496,000
Liabilities:
Trading liabilities		¥ 3,000		¥ 1,000
Recurring | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]	¥ 80,000		¥ 184,000
Liabilities:
Trading liabilities	[15]	2,000		3,000
Recurring | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	111,000		120,000
Liabilities:
Trading liabilities		2,000		0
Recurring | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6]	1,229,000		1,668,000
Liabilities:
Derivative liabilities	[6]	1,491,000		1,887,000
Recurring | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	28,688,000		31,559,000
Liabilities:
Derivative liabilities	[6]	28,380,000		31,555,000
Recurring | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6]	649,000		1,066,000
Liabilities:
Derivative liabilities	[6]	776,000		1,080,000
Recurring | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	6,886,000		7,544,000
Liabilities:
Derivative liabilities	[6]	6,624,000		6,954,000
Recurring | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6]	0		0
Liabilities:
Derivative liabilities	[6]	0		0
Recurring | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		534,000		606,000
Recurring | Level 2 [Member] | Other [Member]
Assets:
Other assets	[14]	122,000		128,000
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	[5]	262,000		293,000
Derivative assets	[6]	¥ 227,000		¥ 235,000
Netting
Subtotal, Assets		¥ 489,000		¥ 528,000
Loans and receivables	[7]	¥ 26,000		¥ 15,000
Collateralized agreements
Total Assets		¥ 576,000		¥ 600,000
Liabilities:
Trading liabilities		3,000		3,000
Derivative liabilities		¥ 213,000		¥ 264,000
Netting
Subtotal, Liabilities		¥ 216,000		¥ 267,000
Short-term borrowings	[9]	21,000		1,000
Payables and deposits	[10]	¥ 0		¥ 0
Collateralized financing
Long-term borrowings	[9],[11],[12]	¥ 331,000		¥ 525,000
Other liabilities		2,000
Total Liabilities		570,000		¥ 793,000
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	44,000		39,000
Liabilities:
Trading liabilities		0		3,000
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]	¥ 31,000		¥ 49,000
Recurring | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 4,000		¥ 3,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 107,000		¥ 167,000
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		3,000		0
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 17,000		2,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 9,000		¥ 1,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 38,000		¥ 13,000
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]	¥ 10,000		¥ 15,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	¥ 2,000		¥ 4,000
Liabilities:
Trading liabilities		0
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6]	51,000		¥ 72,000
Liabilities:
Derivative liabilities	[6]	45,000		78,000
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	126,000		90,000
Liabilities:
Derivative liabilities	[6]	109,000		112,000
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6]	29,000		40,000
Liabilities:
Derivative liabilities	[6]	29,000		36,000
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	21,000		33,000
Liabilities:
Derivative liabilities	[6]	¥ 30,000		¥ 38,000
Recurring | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities				¥ 0	[6]
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		¥ 0		0
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	[14]	¥ 61,000		¥ 57,000
Recurring | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity investments
Derivative assets		¥ (36,325,000)		¥ (40,514,000)
Netting	[2]	(36,325,000)		(40,514,000)
Subtotal, Assets		¥ (36,325,000)		¥ (40,514,000)
Loans and receivables
Collateralized agreements
Total Assets		¥ (36,325,000)		¥ (40,514,000)
Liabilities:
Trading liabilities
Derivative liabilities		¥ (36,456,000)		¥ (40,460,000)
Netting	[2]	(36,456,000)		(40,460,000)
Subtotal, Liabilities		¥ (36,456,000)		¥ (40,460,000)
Short-term borrowings
Payables and deposits
Collateralized financing
Long-term borrowings
Other liabilities
Total Liabilities		¥ (36,456,000)		¥ (40,460,000)
Recurring | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets

[1]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2015, Nomura offset a total of \1,830 billion of cash collateral receivables against net derivative liabilities and \1,884 billion of cash collateral payables against net derivative assets. As of March 31, 2016, Nomura offset a total of \1,885 billion of cash collateral receivables against net derivative liabilities and \1,754 billion of cash collateral payables against net derivative assets.
[2]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[5]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[6]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[7]	Includes loans for which the fair value option has been elected.
[8]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[9]	Includes structured notes for which the fair value option has been elected.
[10]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[11]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[12]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[13]	Includes loan commitments for which the fair value option has been elected.
[14]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[15]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.